ASSET ACQUISITION (Details Narrative) - USD ($)			6 Months Ended
	Apr. 20, 2023	Apr. 17, 2023	Jun. 30, 2023	Jun. 30, 2022
Asset Acquisition [Line Items]
Total consideration for asset purchase			$ 3,841,373	$ 66,053
Asset Purchase Agreement [Member] | Flisom Ag [Member]
Asset Acquisition [Line Items]
Total consideration for asset purchase		$ 2,800,000
Purchase price, including transaction costs		$ 1,283,926
Asset Purchase Agreement [Member] | Photovoltaic Thin Film Solar Cells [Member] | Flisom Ag [Member]
Asset Acquisition [Line Items]
Date of asset acquisition agreement		Apr. 17, 2023
Letter Agreement [Member] | Fl 1 Holding Gmbh [Member]
Asset Acquisition [Line Items]
[custom:AgreementEnteredDate]	Apr. 20, 2023
[custom:OptionToPurchaseIntellectualPropertyRights-0]	$ 2,000,000
[custom:AssetResalePeriod]	12 months
[custom:AssetResaleAmount]	$ 5,000,000
[custom:AssetResaleClosingPeriodAfterExercise]	90 days